Note 22. Employee Benefits (Detail) - Components of Net Periodic Benefit Cost Relating to Defined Benefit Pension Plans: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Components of net periodic pension cost
Service cost	$ 2,804	$ 2,719	$ 1,980
Interest cost	12,263	11,994	12,045
Expected return on plan assets	(14,736)	(16,044)	(15,579)
Net periodic pension cost (income)	331	(1,331)	(1,554)
Foreign Pension Plans, Defined Benefit [Member]
Components of net periodic pension cost
Service cost			97
Interest cost	571	610	689
Expected return on plan assets	(701)	(706)	(687)
Recognized actuarial loss	127	258	344
Net periodic pension cost (income)	$ (3)	$ 162	$ 443